Intangible Assets Including Goodwill - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Intangible Assets And Goodwill [Abstract]
Amortization included in research and development | €	€ 11	€ 8	€ 5
Number of operating segments | Segment	2